Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Redeemable Convertible Preferred Stock [Member]
Beginning Balance, Value at Dec. 31, 2010	$ (30,064)	$ 0	$ 0	$ 874	$ (30,938)	$ 34,723
Beginning Balance, Shares at Dec. 31, 2010		1,443,388				34,000,002
Issuance of Series B redeemable convertible preferred stock (net of issuance costs of $21), shares						18,095,241
Issuance of Series C redeemable convertible preferred stock (net of issuance costs of $38 in 2012 and $21 in 2011)						18,979
Exercise of stock options, shares		202,341
Exercise of stock options, value	104	0		104
Vesting of restricted common stock issued to non-employees	13			13
Stock-based compensation	305			305
Accretion of redeemable convertible preferred stock to redemption value	(45)			(45)		45
Net loss	(20,957)				(20,957)
Ending Balance, Value at Dec. 31, 2011	(50,644)	0	0	1,251	(51,895)	53,747
Ending Balance, Shares at Dec. 31, 2011		1,645,729				52,095,243
Issuance of Series B redeemable convertible preferred stock (net of issuance costs of $21), shares						9,803,922
Issuance of Series C redeemable convertible preferred stock (net of issuance costs of $38 in 2012 and $21 in 2011)						21,923
Exercise of stock options, shares	15,800	15,800
Exercise of stock options, value	8	0		8
Vesting of restricted common stock issued to non-employees	9			9
Stock-based compensation, shares		33,333
Stock-based compensation	689	0		689
Accretion of redeemable convertible preferred stock to redemption value	(486)			(486)		486
Net loss	(702)				(702)
Ending Balance, Value at Dec. 31, 2012	(51,126)	0	0	1,471	(52,597)	76,156
Ending Balance, Shares at Dec. 31, 2012		1,694,862				61,899,165
Exercise of stock options, shares	177,212	177,212
Exercise of stock options, value	171	0		171
Stock-based compensation	1,819			1,819
Accretion of redeemable convertible preferred stock to redemption value	(264)			(264)		264
Issuance of common stock, net of commissions and offering costs, shares		5,913,300
Issuance of common stock, net of commissions and offering costs, value	79,676	1		79,675
Conversion of redeemable convertible preferred stock to common stock, shares		20,633,046				(61,899,165)
Conversion of redeemable convertible preferred stock to common stock, value	76,420	2		76,418		(76,420)
Retirement of treasury stock			0	0
Net loss	(19,413)				(19,413)
Ending Balance, Value at Sep. 30, 2013	$ 87,283	$ 3		$ 159,290	$ (72,010)
Ending Balance, Shares at Sep. 30, 2013		28,418,420